Unaudited Pro Forma Consolidated Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Business Acquisition, Pro Forma Information [Line Items]
Net sales	$ 1,247,386	$ 1,033,059
Net income applicable to common stock from continuing operations	$ 217,575	$ 44,614
Net earnings per share from continuing operations:
Basic and diluted	$ 4.08	$ 0.84